Loan Receivables and Crypto Asset Collateral Payable to Customers and Related Party - Schedule of Provision for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Expected Credit Losses [Abstract]
Provision for allowance for expected credit losses, beginning
Additions	324,858
Provision for allowance for expected credit losses, ending	$ 324,858